JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
FOREIGN GOVERNMENT SECURITIES — 87.2%
Azerbaijan — 1.1%
Republic of Azerbaijan
4.75%, 3/18/2024 (a)	493,000	517,650
3.50%, 9/1/2032 (b)	417,000	394,977

		912,627

Bahrain — 5.6%
CBB International Sukuk Co. 7 SPC 6.88%, 10/5/2025 (a)	205,000	217,300
CBB International Sukuk Programme Co. SPC 4.50%, 3/30/2027 (b)(c)	389,000	385,110
Kingdom of Bahrain
6.13%, 7/5/2022 (b)	584,000	598,782
6.13%, 8/1/2023 (a)	300,000	309,188
6.13%, 8/1/2023 (b)	240,000	247,350
7.00%, 1/26/2026 (b)	321,000	341,965
7.00%, 1/26/2026 (a)	189,000	201,344
7.00%, 10/12/2028 (b)	1,463,000	1,527,006
7.00%, 10/12/2028 (a)	200,000	208,750
6.00%, 9/19/2044 (a)	228,000	204,773
6.00%, 9/19/2044 (b)	200,000	179,625

		4,421,193

Bolivia, Plurinational State of — 0.4%
Plurinational State of Bolivia
4.50%, 3/20/2028 (b)	200,000	172,687
4.50%, 3/20/2028 (a)	200,000	172,688

		345,375

Brazil — 7.5%
Federative Republic of Brazil
2.63%, 1/5/2023	408,000	414,630
8.88%, 4/15/2024	119,000	146,891
4.25%, 1/7/2025	780,000	827,531
6.00%, 4/7/2026	181,000	203,059
4.63%, 1/13/2028	875,000	914,648
4.50%, 5/30/2029	510,000	522,113
8.25%, 1/20/2034	530,000	674,094
5.63%, 1/7/2041	305,000	311,577
5.00%, 1/27/2045	465,000	440,878
5.63%, 2/21/2047	842,000	859,366
4.75%, 1/14/2050	444,000	408,064
State of Minas Gerais 5.33%, 2/15/2028 (a)	191,200	191,977

		5,914,828

Chile — 0.6%
Republic of Chile
3.24%, 2/6/2028	200,000	218,437
3.50%, 1/25/2050	270,000	289,491

		507,928

Investments	Principal Amount($)	Value($)
China — 0.5%
Export-Import Bank of China (The) 2.88%, 4/26/2026 (a)	200,000	214,750
People’s Republic of China 1.88%, 12/3/2022 (a)	220,000	225,156

		439,906

Colombia — 2.0%
Republic of Colombia
8.13%, 5/21/2024	163,000	195,498
3.88%, 4/25/2027	216,000	230,242
7.38%, 9/18/2037	304,000	418,855
5.63%, 2/26/2044	205,000	247,730
5.00%, 6/15/2045	437,000	495,995

		1,588,320

Croatia — 0.4%
Republic of Croatia 6.00%, 1/26/2024 (b)	265,000	301,189

Dominican Republic — 6.4%
Dominican Republic Government Bond
5.88%, 4/18/2024 (b)	378,000	381,426
5.88%, 4/18/2024 (a)	100,000	100,906
5.50%, 1/27/2025 (b)	218,000	217,182
5.95%, 1/25/2027 (a)	1,103,000	1,070,944
5.95%, 1/25/2027 (b)	198,000	192,246
6.00%, 7/19/2028 (b)	560,000	539,350
6.00%, 7/19/2028 (a)	349,000	336,131
7.45%, 4/30/2044 (b)	419,000	412,322
6.85%, 1/27/2045 (b)	860,000	806,788
6.40%, 6/5/2049 (b)	305,000	273,356
5.88%, 1/30/2060 (a)	896,000	758,520

		5,089,171

Egypt — 6.4%
Arab Republic of Egypt
5.58%, 2/21/2023 (a)	605,000	607,458
5.88%, 6/11/2025 (a)	519,000	518,838
7.50%, 1/31/2027 (b)	330,000	342,787
7.50%, 1/31/2027 (a)	25,000	25,969
6.59%, 2/21/2028 (a)	1,200,000	1,167,375
7.60%, 3/1/2029 (b)	200,000	202,375
7.05%, 1/15/2032 (b)	200,000	189,188
8.50%, 1/31/2047 (b)	500,000	485,781
8.50%, 1/31/2047 (a)	400,000	388,625
7.90%, 2/21/2048 (a)	400,000	369,375
8.70%, 3/1/2049 (a)	796,000	777,841

		5,075,612

Ethiopia — 0.5%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (b)	400,000	371,625

Hungary — 0.9%
Hungary Government Bond
5.38%, 2/21/2023	100,000	108,750
5.75%, 11/22/2023	300,000	339,375

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
7.63%, 3/29/2041	142,000	236,311

		684,436

India — 0.3%
Export-Import Bank of India 3.25%, 1/15/2030 (a)	249,000	243,475

Indonesia — 2.2%
Perusahaan Penerbit SBSN Indonesia III
4.55%, 3/29/2026 (b)	200,000	220,375
4.15%, 3/29/2027 (b)	200,000	217,187
Republic of Indonesia
3.38%, 4/15/2023 (a)	200,000	206,951
3.50%, 1/11/2028	200,000	211,437
4.10%, 4/24/2028	200,000	220,750
6.63%, 2/17/2037 (b)	145,000	194,255
6.75%, 1/15/2044 (b)	200,000	287,250
3.70%, 10/30/2049	200,000	205,064

		1,763,269

Iraq — 1.5%
Republic of Iraq
6.75%, 3/9/2023 (b)(c)	790,000	722,603
6.75%, 3/9/2023 (a)	10,000	9,147
5.80%, 1/15/2028 (b)	520,000	467,838

		1,199,588

Ivory Coast — 1.5%
Republic of Cote d’Ivoire
6.38%, 3/3/2028 (b)	422,000	412,901
5.75%, 12/31/2032 (b)(d)	383,040	361,135
6.13%, 6/15/2033 (b)	410,000	385,784

		1,159,820

Jamaica — 0.2%
Jamaica Government Bond 8.00%, 3/15/2039	116,000	130,645

Jordan — 1.2%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (b)	266,000	265,917
5.75%, 1/31/2027 (a)	238,000	231,752
5.75%, 1/31/2027 (b)	202,000	196,697
7.38%, 10/10/2047 (b)	225,000	208,055
7.38%, 10/10/2047 (a)	20,000	18,494

		920,915

Kazakhstan — 1.2%
Republic of Kazakhstan
3.88%, 10/14/2024 (b)	350,000	382,287
4.88%, 10/14/2044 (a)	200,000	250,563
6.50%, 7/21/2045 (b)	200,000	289,500

		922,350

Kenya — 2.3%
Republic of Kenya
6.88%, 6/24/2024 (b)	390,000	374,278
6.88%, 6/24/2024 (a)	283,000	271,592
7.25%, 2/28/2028 (b)	554,000	523,357
8.00%, 5/22/2032 (a)	200,000	189,438

Investments	Principal Amount($)	Value($)
8.25%, 2/28/2048 (b)	280,000	261,187
8.25%, 2/28/2048 (a)	203,000	189,361

		1,809,213

Kuwait — 0.5%
State of Kuwait 3.50%, 3/20/2027 (b)	400,000	441,000

Malaysia — 0.3%
Malaysia Sovereign Sukuk Bhd. 3.04%, 4/22/2025 (b)	200,000	212,688

Mexico — 1.4%
United Mexican States
4.13%, 1/21/2026 (c)	461,000	492,809
6.05%, 1/11/2040	102,000	123,101
4.75%, 3/8/2044	76,000	79,752
5.55%, 1/21/2045	60,000	70,013
4.35%, 1/15/2047	200,000	201,125
5.75%, 10/12/2110	110,000	119,419

		1,086,219

Mongolia — 0.5%
State of Mongolia 5.13%, 12/5/2022 (b)	400,000	378,000

Morocco — 0.2%
Kingdom of Morocco 4.25%, 12/11/2022 (b)	150,000	156,422

Oman — 6.0%
Oman Sovereign Sukuk SAOC
4.40%, 6/1/2024 (a)	276,000	260,558
5.93%, 10/31/2025 (a)	825,000	810,562
Sultanate of Oman Government Bond
4.13%, 1/17/2023 (a)	528,000	485,925
4.75%, 6/15/2026 (b)	500,000	413,125
5.38%, 3/8/2027 (b)	581,000	484,772
5.38%, 3/8/2027 (a)	200,000	166,875
5.63%, 1/17/2028 (a)	300,000	249,750
5.63%, 1/17/2028 (b)	200,000	166,500
6.00%, 8/1/2029 (b)	810,000	675,084
6.50%, 3/8/2047 (b)	948,000	711,000
6.50%, 3/8/2047 (a)	200,000	150,000
6.75%, 1/17/2048 (a)	205,000	154,327

		4,728,478

Pakistan — 1.6%
Islamic Republic of Pakistan
8.25%, 4/15/2024 (b)	200,000	199,812
6.88%, 12/5/2027 (a)	268,000	248,265
6.88%, 12/5/2027 (b)	295,000	273,277
Third Pakistan International Sukuk Co. Ltd. (The) 5.63%, 12/5/2022 (b)	606,000	573,617

		1,294,971

Panama — 1.9%
Republic of Panama
3.88%, 3/17/2028	400,000	442,750
3.16%, 1/23/2030	200,000	211,188

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
4.50%, 5/15/2047	206,000	244,625
4.30%, 4/29/2053	496,000	572,415

		1,470,978

Peru — 1.3%
Republic of Peru
7.35%, 7/21/2025	100,000	126,937
4.13%, 8/25/2027	314,000	356,881
8.75%, 11/21/2033	110,000	182,634
6.55%, 3/14/2037	100,000	151,219
5.63%, 11/18/2050	128,000	199,760

		1,017,431

Philippines — 2.2%
Republic of Philippines
10.63%, 3/16/2025	197,000	275,431
5.50%, 3/30/2026	200,000	238,250
6.38%, 1/15/2032	278,000	381,816
6.38%, 10/23/2034	247,000	355,062
3.70%, 3/1/2041	214,000	245,297
3.70%, 2/2/2042	200,000	229,813

		1,725,669

Poland — 0.6%
Republic of Poland
3.00%, 3/17/2023	367,000	385,579
3.25%, 4/6/2026	119,000	131,867

		517,446

Qatar — 2.3%
State of Qatar
3.88%, 4/23/2023 (b)	215,000	228,975
3.38%, 3/14/2024 (a)	250,000	265,703
4.00%, 3/14/2029 (b)	214,000	241,285
9.75%, 6/15/2030 (b)	138,000	225,458
4.63%, 6/2/2046 (b)	305,000	375,817
5.10%, 4/23/2048 (a)	400,000	523,125

		1,860,363

Romania — 0.2%
Romania Government Bond
6.75%, 2/7/2022 (a)	30,000	32,044
5.13%, 6/15/2048 (b)	130,000	147,225

		179,269

Russia — 1.9%
Russian Federation
4.25%, 6/23/2027 (b)	200,000	225,100
12.75%, 6/24/2028 (b)	280,000	488,250
7.50%, 3/31/2030 (a)(d)	41,300	47,949
5.10%, 3/28/2035 (b)	400,000	500,625
5.25%, 6/23/2047 (b)	200,000	269,750

		1,531,674

Saudi Arabia — 2.5%
Kingdom of Saudi Arabia
2.88%, 3/4/2023 (b)	320,000	328,800
3.63%, 3/4/2028 (a)	308,000	331,774
4.38%, 4/16/2029 (b)	200,000	227,687

Investments	Principal Amount($)	Value($)
4.50%, 4/17/2030 (b)	282,000	322,608
4.50%, 10/26/2046 (a)	267,000	298,373
4.63%, 10/4/2047 (b)	247,000	278,492
5.00%, 4/17/2049 (a)	200,000	236,250

		2,023,984

South Africa — 4.2%
Republic of South Africa
4.67%, 1/17/2024	173,000	173,865
5.88%, 9/16/2025	503,000	525,478
4.88%, 4/14/2026	320,000	312,100
4.85%, 9/27/2027	284,000	271,131
4.30%, 10/12/2028	295,000	264,855
5.88%, 6/22/2030	770,000	748,584
5.00%, 10/12/2046	521,000	412,567
5.65%, 9/27/2047	221,000	180,115
5.75%, 9/30/2049	592,000	482,480

		3,371,175

Trinidad and Tobago — 0.5%
Republic of Trinidad and Tobago
4.50%, 8/4/2026 (b)(c)	200,000	197,375
4.50%, 8/4/2026 (a)	200,000	197,375

		394,750

Turkey — 7.6%
Hazine Mustesarligi Varlik Kiralama A/S 4.49%, 11/25/2024 (b)	203,000	189,488
Republic of Turkey
6.25%, 9/26/2022	705,000	712,711
7.25%, 12/23/2023	200,000	205,313
5.75%, 3/22/2024	275,000	268,383
7.38%, 2/5/2025	219,000	226,254
4.25%, 4/14/2026	768,000	681,360
4.88%, 10/9/2026	226,000	204,813
6.00%, 3/25/2027 (c)	1,011,000	959,818
6.13%, 10/24/2028	290,000	271,513
11.88%, 1/15/2030	250,000	329,141
8.00%, 2/14/2034 (c)	343,000	352,432
6.88%, 3/17/2036	341,000	313,187
7.25%, 3/5/2038	130,000	123,500
6.75%, 5/30/2040	174,000	155,077
4.88%, 4/16/2043	450,000	328,781
6.63%, 2/17/2045	455,000	391,300
5.75%, 5/11/2047	440,000	344,162

		6,057,233

Ukraine — 5.2%
Ukraine Government Bond
7.75%, 9/1/2022 (b)	475,000	478,563
7.75%, 9/1/2023 (b)	123,000	123,738
7.75%, 9/1/2024 (b)	272,000	273,088
7.75%, 9/1/2025 (b)	192,000	192,576
7.75%, 9/1/2026 (b)	720,000	717,120
7.75%, 9/1/2026 (a)	190,000	189,240
7.75%, 9/1/2027 (b)	615,000	608,273
7.75%, 9/1/2027 (a)	290,000	286,828

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
9.75%, 11/1/2028 (a)	200,000	214,750
7.38%, 9/25/2032 (b)	850,000	809,625
7.38%, 9/25/2032 (a)	208,000	198,120

		4,091,921

United Arab Emirates — 1.8%
Sharjah Sukuk Program Ltd. 4.23%, 3/14/2028 (a)	200,000	216,812
United Arab Emirates Government Bond
2.50%, 10/11/2022 (b)	300,000	306,750
3.13%, 10/11/2027 (a)	300,000	321,750
4.13%, 10/11/2047 (b)	200,000	235,875
3.13%, 9/30/2049 (b)(c)	310,000	311,647

		1,392,834

Uruguay — 1.5%
Oriental Republic of Uruguay
4.50%, 8/14/2024	80,000	86,425
4.38%, 10/27/2027	207,000	231,322
7.63%, 3/21/2036	140,000	205,800
5.10%, 6/18/2050	157,000	192,374
4.98%, 4/20/2055	366,000	445,148

		1,161,069

Vietnam — 0.3%
Socialist Republic of Vietnam 4.80%, 11/19/2024 (b)	200,000	211,384

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $70,001,755)		69,106,443

CORPORATE BONDS — 10.8%
Azerbaijan — 1.3%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (b)	601,000	690,774
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023 (a)	350,000	364,875

		1,055,649

Bahrain — 0.5%
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/2027 (b)	203,000	206,172
7.50%, 10/25/2027 (a)	200,000	203,125

		409,297

Brazil — 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.75%, 9/26/2023 (b)	280,000	298,463

Chile — 1.2%
Corp. Nacional del Cobre de Chile
3.63%, 8/1/2027 (b)	372,000	395,599
4.50%, 8/1/2047 (a)	200,000	223,562
3.70%, 1/30/2050 (a)	320,000	318,000

		937,161

Investments	Principal Amount($)	Value($)
China — 1.6%
CNAC HK Finbridge Co. Ltd. 3.50%, 7/19/2022 (a)	236,000	241,015
CNOOC Curtis Funding No. 1 Pty. Ltd. 4.50%, 10/3/2023 (b)	200,000	218,500
Sinopec Group Overseas Development 2017 Ltd. 3.63%, 4/12/2027 (b)	200,000	216,552
Sinopec Group Overseas Development 2018 Ltd. 2.95%, 11/12/2029 (a)	300,000	312,951
State Grid Overseas Investment 2016 Ltd. 3.50%, 5/4/2027 (b)	250,000	272,570

		1,261,588

Indonesia — 0.6%
Perusahaan Listrik Negara PT
5.25%, 10/24/2042 (b)	200,000	214,437
6.15%, 5/21/2048 (a)	201,000	236,929

		451,366

Kazakhstan — 0.6%
KazMunayGas National Co. JSC
4.75%, 4/19/2027 (a)	200,000	211,845
6.38%, 10/24/2048 (b)	200,000	241,438

		453,283

Malaysia — 0.7%
Petronas Capital Ltd.
3.50%, 3/18/2025 (b)	250,000	269,922
4.50%, 3/18/2045 (b)	231,000	275,106

		545,028

Mexico — 1.5%
Comision Federal de Electricidad 4.75%, 2/23/2027 (b)	100,000	104,531
Petroleos Mexicanos
3.50%, 1/30/2023	200,000	188,900
4.88%, 1/18/2024	50,000	46,850
6.50%, 3/13/2027	150,000	132,469
6.63%, 6/15/2035	326,000	260,176
6.35%, 2/12/2048	50,000	36,461
6.95%, 1/28/2060 (b)	574,000	438,536

		1,207,923

Peru — 0.3%
Petroleos del Peru SA 5.63%, 6/19/2047 (b)	200,000	226,344

Russia — 0.2%
Vnesheconombank Via VEB Finance plc 6.80%, 11/22/2025 (b)	141,000	167,702

South Africa — 1.2%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023 (b)	242,000	223,321
7.13%, 2/11/2025 (b)	327,000	295,986
6.35%, 8/10/2028 (b)	240,000	235,740
Transnet SOC Ltd. 4.00%, 7/26/2022 (b)	200,000	190,250

		945,297

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tunisia — 0.4%
Banque Centrale de Tunisie 5.75%, 1/30/2025 (b)	400,000	350,500

United Arab Emirates — 0.3%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (b)	200,000	229,500

TOTAL CORPORATE BONDS (Cost $8,665,499)		8,539,101

	Shares
SHORT-TERM INVESTMENTS — 4.2%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (e)(f) (Cost $118,717)	118,717	118,717

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.17% (e)(f) (Cost $3,188,500)	3,188,500	3,188,500

TOTAL SHORT-TERM INVESTMENTS (Cost $3,307,217)		3,307,217

Total Investments — 102.2% (Cost $81,974,471)		80,952,761
Liabilities in Excess of Other Assets — (2.2)%		(1,771,341)

Net Assets — 100.0%		79,181,420

Percentages indicated are based on net assets.

Abbreviations

CJSC	Closed Joint Stock Company
JSC	Joint Stock Company
PT	Limited liability company
SPC	Special purpose company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 is $2,670,835.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2020.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$8,539,101	$—	$8,539,101
Foreign Government Securities	—	69,106,443	—	69,106,443
Short-Term Investments
Investment Companies	118,717	—	—	118,717
Investment of cash collateral from securities loaned	3,188,500	—	—	3,188,500

Total Short-Term Investments	3,307,217	—	—	3,307,217

Total Investments in Securities	$3,307,217	$77,645,544	$—	$80,952,761

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.17% (a)(b)	$—	$9,558,594	$6,370,094	$—	$—	$3,188,500	3,188,500	$1,781	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (a)(b)	355,735	8,436,360	8,673,378	—	—	118,717	118,717	540	—

Total	$355,735	$17,994,954	$15,043,472	$—	$—	$3,307,217		$2,321	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.